Financial Instruments (Details 4) - USD ($) $ in Millions	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Gains and losses on financial derivative instruments and dedesignated cash flow hedges included in accumulated other comprehensive income
Gain (Loss) on Derivative Instruments, Net, Pretax	$ 203	$ (135)		$ (62)	$ 985	$ (52)
Predecessor
Gains and losses on financial derivative instruments and dedesignated cash flow hedges included in accumulated other comprehensive income
Gain (Loss) on Derivative Instruments, Net, Pretax			$ 365
Accumulated other comprehensive income			$ 5